Business Segment Information	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

15. Business Segment and Corporate Information

The Company has identified three operating segments, the North America Segment, the International operating segment, and the Asia Pacific operating segment, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. The Company has aggregated the International and Asia Pacific operating segments as the “International Segment.” The segments are aggregated due to their similar economic characteristics. These characteristics include same services provided and same products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under accounting principles generally accepted in the U.S. (“U.S. GAAP”).

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. The Company does not include the investment gain resulting from the 2012 Liberty Acquisition nor income taxes as it believes these items to be outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement are centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate”.

Information pertaining to the Company's segments and its Corporate activities for the three-months periods ended March 31, 2013 and 2012 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended March 31, 2013

Net revenue external customers	$2,287,250	$1,168,652	$3,455,902	$8,019	$3,463,921
Inter - segment revenue	1,075	-	1,075	(1,075)	-
Revenue	2,288,325	1,168,652	3,456,977	6,944	3,463,921
Depreciation and amortization	(80,160)	(45,253)	(125,413)	(30,940)	(156,353)
Operating income	368,853	183,807	552,660	(59,347)	493,313
Income (loss) from equity method investees	4,289	915	5,204	(396)	4,808
Segment assets	14,044,466	5,896,442	19,940,908	2,198,755	22,139,663
thereof investments in equity method investees	239,689	361,738	601,427	-	601,427
Capital expenditures, acquisitions and investments (1)	112,332	82,702	195,034	24,537	219,571

Three months ended March 31, 2012

Net revenue external customers	$2,104,584	$1,136,090	$3,240,674	$8,081	$3,248,755
Inter - segment revenue	3,452	-	3,452	(3,452)	-
Revenue	2,108,036	1,136,090	3,244,126	4,629	3,248,755
Depreciation and amortization	(72,016)	(42,927)	(114,943)	(28,431)	(143,374)
Operating income	347,833	194,912	542,745	(39,779)	502,966
Income (loss) from equity method investees	2,982	67	3,049	2,448	5,497
Segment assets	13,974,231	5,889,591	19,863,822	2,124,166	21,987,988
thereof investments in equity method investees	254,408	381,567	635,975	1,780	637,755
Capital expenditures, acquisitions and investments (2)	1,760,581	38,886	1,799,467	27,753	1,827,220

(1) International acquisitions exclude $3,690 of non-cash acquisitions for 2013.
(2) North America acquisitions exclude $468,793 of non-cash acquisitions and International acquisitions exclude $652 of non-cash acquisitions for 2012.